Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Bankers Healthcare Group, LLC (the “Company”)

Goldman Sachs & Co. LLC (the “Structuring Agent”)

Truist Securities, Inc.

Capital One Securities, Inc.

BMO Capital Markets Corp.

ATLAS SP Securities, a division of Apollo Global Securities, LLC

Atlas SP Partners, L.P.

Regions Securities LLC

FHN Financial Securities Corp.

Barclays Capital Inc.

(together, the “Specified Parties”)

Re: BHG Securitization Trust 2025-1CON – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BHG ABS 2025-1CON AUP Tape 02042025v2.xlsx” (the “Data File”) provided by the Company on February 4, 2025, containing information on 3,599 unsecured consumer loans (the “Loans”) as of February 2, 2025, which we were informed are intended to be included as collateral in the offering by BHG Securitization Trust 2025- 1CON. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Loan Agreement” means the following information provided by the Company: Financing Agreement, Loan Summary, Cash Flow Calculation, Application for Credit, Credit Report, and/or Verification of Funding.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Documents” means the following information sources provided by the Company:

•	Loan Agreement

•	Promissory Note

The Loan Documents were represented by the Company to be a copy of the original Loan Documents, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents, the execution of the Loan Documents by the signor, or the electronic records contained within the Company’s servicing system.

•

The term “Company’s Asset System File” means an electronic data file entitled “BHG ABS 2025-1CON Asset System File 02042025v2.xlsx” provided by the Company on February 4, 2025, containing: LoanType, RiskGrade, DTI, Income, FICO, APR, yearsinindustry, Industry, Specialty, AcquisitionChannel, PastDueDays, Balance, RepeatBorrower, DeferralEndDate, FundDate, and TermRemaining for the Selected Loans (defined below) from the Company’s asset system of record.

•	The term “Provided Information” means the Loan Documents and Company’s Asset System File.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

A.

We randomly selected a sample of 150 Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.

B.

For each Selected Loan, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Provided Information. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Data File to the Provided Information for each of the attributes identified constituted an exception. The Provided Information is listed in the order of priority.

Attribute	Provided Information
ApplicationNum	Loan Agreement, Promissory Note

LoanType	Loan Agreement, Promissory Note, Company’s Asset System File

TotalFinanceAmount	Loan Agreement, Promissory Note

Term	Loan Agreement, Promissory Note

Rate	Loan Agreement, Promissory Note

Payment	Loan Agreement, Promissory Note

FirstPaymentDate	Loan Agreement, Promissory Note

RiskGrade	Company’s Asset System File

DTI	Loan Agreement, Promissory Note, Company’s Asset System File

Attribute	Provided Information

guarantorstatecode	Loan Agreement, Promissory Note

Income	Loan Agreement, Promissory Note, Company’s Asset System File

FICO	Loan Agreement, Promissory Note, Company’s Asset System File

APR	Loan Agreement, Promissory Note, Company’s Asset System File

yearsinindustry	Company’s Asset System File

Industry	Company’s Asset System File

Specialty	Company’s Asset System File

AcquisitionChannel	Company’s Asset System File

PastDueDays	Company’s Asset System File

Balance	Company’s Asset System File

RepeatBorrower	Company’s Asset System File

DeferralEndDate	Company’s Asset System File

FundDate	Company’s Asset System File

TermRemaining	Company’s Asset System File

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

February 26, 2025

Exhibit A

The Selected Loans

Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number
1	xxx49363	31	xxx41255	61	xxx41364
2	xxx68019	32	xxx81706	62	xxx41020
3	xxx65855	33	xxx66950	63	xxx62497
4	xxx61385	34	xxx56132	64	xxx56087
5	xxx66259	35	xxx64488	65	xxx74141
6	xxx79107	36	xxx48961	66	xxx80672
7	xxx63020	37	xxx39122	67	xxx71735
8	xxx36185	38	xxx70686	68	xxx82560
9	xxx28343	39	xxx86207	69	xxx69029
10	xxx44521	40	xxx44171	70	xxx60014
11	xxx65714	41	xxx44135	71	xxx41658
12	xxx98950	42	xxx70251	72	xxx69358
13	xxx38671	43	xxx37690	73	xxx67900
14	xxx47540	44	xxx70894	74	xxx78527
15	xxx87287	45	xxx66281	75	xxx70786
16	xxx71278	46	xxx57144	76	xxx64141
17	xxx76722	47	xxx98398	77	xxx30376
18	xxx72482	48	xxx42633	78	xxx63258
19	xxx54021	49	xxx65162	79	xxx31427
20	xxx71186	50	xxx58775	80	xxx95283
21	xxx49492	51	xxx81742	81	xxx66531
22	xxx51248	52	xxx63712	82	xxx37764
23	xxx68991	53	xxx28774	83	xxx68378
24	xxx56432	54	xxx46274	84	xxx36261
25	xxx62790	55	xxx36381	85	xxx94110
26	xxx83434	56	xxx37648	86	xxx91783
27	xxx65157	57	xxx62781	87	xxx86915
28	xxx67184	58	xxx76730	88	xxx39097
29	xxx49670	59	xxx49424	89	xxx66194
30	xxx80185	60	xxx75522	90	xxx44721

A-1

Exhibit A

Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number
91	xxx79492	121	xxx67180
92	xxx45573	122	xxx88815
93	xxx58550	123	xxx76481
94	xxx84011	124	xxx66844
95	xxx52981	125	xxx82212
96	xxx88326	126	xxx40475
97	xxx70338	127	xxx76870
98	xxx45537	128	xxx42587
99	xxx20767	129	xxx70097
100	xxx63400	130	xxx58871
101	xxx26802	131	xxx94640
102	xxx61829	132	xxx91139
103	xxx52665	133	xxx69149
104	xxx31391	134	xxx89154
105	xxx56463	135	xxx34561
106	xxx58965	136	xxx38613
107	xxx64845	137	xxx31357
108	xxx66742	138	xxx63718
109	xxx51523	139	xxx42091
110	xxx34409	140	xxx66122
111	xxx40649	141	xxx54280
112	xxx55742	142	xxx61332
113	xxx88676	143	xxx43553
114	xxx37739	144	xxx65832
115	xxx89181	145	xxx33352
116	xxx63884	146	xxx75003
117	xxx67019	147	xxx82124
118	xxx71011	148	xxx65132
119	xxx66140	149	xxx58431
120	xxx50774	150	xxx92494

A-2